SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The terms "the Company," "we," "us" and "WMT" are used in this report to refer to Wound Management Technologies, Inc.   The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles.  Certain prior year amounts have been reclassified to conform to current year presentation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of WMT and its wholly-owned subsidiaries:  Wound Care Innovations, LLC ("WCI"), a Nevada limited liability company, Resorbable Orthopedics Products, LLC ("Resorbable"), a Texas limited liability company; BioPharma Management Technologies, Inc. ("BioPharma"), a Texas corporation; and Secure eHealth, LLC, a Nevada limited liability company ("eHealth").  eHealthwas purchased on February 1, 2010 (see Note 4 "Asset and Business Acquisitions") and sold on December 29, 2011 (see Note 5 "Asset and Business Dispositions").The accounts of eHealth are included for the period it was under the control of the Company.  All intercompany accounts and transactions have been eliminated.

Use of Estimates in Financial Statement Preparation

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements, and the amounts of revenues and expenses during the reporting period.  On a regular basis, management evaluates these estimates and assumptions.  Actual results could differ from those estimates.

Cash, Cash Equivalents and Marketable Securities

The Company considers all highly liquid debt investments purchased with an original maturity of three months or less to be cash equivalents.  Marketable securities include investments with maturities greater than three months but less than one year.  For certain of the Company's financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and other accrued liabilities, and amounts due to related parties, the carrying amounts approximate fair value due to their short maturities.

Loss Per Share

The Company computes loss per share in accordance with Accounting Standards Codification "ASC" Topic No. 260, "Earnings per Share," which requires the Company to present basic and dilutive loss per share when the effect is dilutive.

Recently Enacted Accounting Standards

In June 2009 the FASB established the Accounting Standards Codification ("Codification" or "ASC") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP").  Rules and interpretive releases of the Securities and Exchange Commission ("SEC") issued under authority of federal securities laws are also sources of GAAP for SEC registrants.  Amendments to the codification are made by issuing "Accounting Standards Updates." The Company has incorporated the current codification in preparing its Form 10-K including additional guidance issued in May of 2011 regarding fair value measurements and disclosure requirements particularly as it relates to Level 3 fair value measurements. There were various other accounting standards and interpretations issued during 2011 and 2010, none of which are expected to have a material impact on the Company's financial position, operations or cash flows.

Revenue Recognition

The Company recognizes revenue in accordance with the guidance in "ASC" Topic No.605-45, "Revenue Recognition."  Revenue is recorded on the gross basis, which includes handling and shipping, because the Company has risks and rewards as a principal in the transaction based on the following:  (a) the Company maintains inventory of the product, (b) the Company is responsible for order fulfillment, and (c) the Company establishes the price for the product.

Allowance for Doubtful Accounts

The Company establishes an allowance for doubtful accounts to ensure accounts receivable are not overstated due to uncollectibility. Bad debt reserves are maintained based on a variety of factors, including the length of time receivables are past due and a detailed review of certain individual customer accounts. If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted. The allowance for doubtful accounts at December 31, 2011 was zero and the amount at December 31, 2010 was $17,640.

Allowance for Doubtful Interest Receivable

The Company establishes an allowance for doubtfu linterest receivable to ensure accrued interest receivable is not overstated due to uncollectibility.  The allowance for doubtful interest receivable at December 31, 2011 was $413,048 and the amount at December 31, 2010 was zero.

Inventories

Inventories are stated at the lower of cost or net realizable value, with cost computed on a first-in, first-out basis.  Inventories consist of powders, gels and the related packaging supplies.  The allowance for obsolete and slow moving inventory had a balance of $6,764 and $7,261 at December 31, 2011 and December 31, 2010, respectively.

Property and Equipment

Fixed assets consist of $85,855 in furniture and fixtures, computer equipment and a phone system.  These assets, which had a remaining balance of $806 at December 31, 2010, have been fully depreciated as of December 31, 2011.

Intangible Assets

Long-lived assets and certain identifiable intangibles to be held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company continuously evaluates the recoverability of its long-lived assets based on estimated future cash flows and the estimated liquidation value of such long-lived assets, and provides for impairment if such undiscounted cash flows are insufficient to recover the carrying amount of the long-lived assets. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value. Fair values are determined based on quoted market values, undiscounted cash flows or internal and external appraisals, as applicable. Assets to be disposed of are carried at the lower of carrying value or estimated net realizable value.

Fair Value Measurements

As defined in Accounting Standards Codification ("ASC") Topic No. 820, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable.ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).   This fair value measurement framework applies at both initial and subsequent measurement.

The three levels of the fair value hierarchy defined by ASC Topic No. 820 are as follows:

Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2 - Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category generally include non-exchange-traded derivatives such as commodity swaps, interest rate swaps, options and collars.

Level 3 - Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management's best estimate of fair value.

At December 31, 2011, the Company's financial instruments consist of the derivative liabilities related to stock purchase warrants and the beneficial conversion features of certain outstanding debentures and notes payable.  The derivative liability on stock purchase warrants was valued using the American Options Binomial Method, a Level 3 input.  The fair value of the beneficial conversion features is calculated in accordance with ASC Topic No. 470-20-25-4. The change in fair value of the derivative liabilities is classified in other income (expense) in the statement of operations.

Our intangible assets have also been valued using the fair value accounting treatment and a description of the methodology used, including the valuation category, is described below in Note 9 "Intangible Assets."

Income Taxes

Income taxes are accounted for under the asset and liability method, whereby deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized.

Beneficial Conversion Feature of Convertible Notes Payable

The convertible feature of certain notes payable provides for a rate of conversion that is below the market value of the Company's common stock. Such a feature is normally characterized as a "Beneficial Conversion Feature" ("BCF"). In accordance with ASC Topic No. 470-20-25-4, the intrinsic value of the embedded beneficial conversion feature present in a convertible instrument shall be recognized separately at issuance by allocating a portion of the debt equal to the intrinsic value of that feature to additional paid in capital.  When applicable, the Company records the estimated fair value of the BCF in the consolidated financial statements as a discount from the face amount of the notes. Such discounts are accreted to interest expense over the term of the notes using the effective interest method.

Advertising Expense

In accordance with ASC Topic No. 720-35-25-1, the Company recognizes advertising expenses the first time the advertising takes place.  Such costs are expensed immediately if such advertising is not expected to occur.